Other financial assets (Tables)	12 Months Ended
Dec. 31, 2019
Other Financial Assets [Abstract]
Disclosure of detailed information about other financial assets [Table Text Block]
	Dec. 31, 2019	Dec. 31, 2018
Current
Derivative assets	$1,712	$6,628
Restricted cash	337	3,738
	2,049	10,366

Non-current
Investments at fair value through profit or loss	11,287	15,159
	$13,336	$25,525